Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment as of September 30, 2025 and December 31, 2024 consisted of:

	September 30, 2025	December 31, 2024
	(Unaudited)
Computer equipment	$69,291	$69,291
Furniture, fixture, and office and medical equipment	32,435	32,435
Leasehold improvements	108,187	108,187
Laboratory equipment	4,335,722	4,335,722
Motor vehicle under finance leases	239,093	239,093
	4,784,728	4,784,728
Less: accumulated depreciation and impairment	4,784,728	4,784,728
Property and equipment, net	$—	$—